GOING CONCERN (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
GOING CONCERN [Abstract]
Net loss (income)	$ 10,797,690	$ 2,098,773	$ 18,004,250	$ 2,914,749	$ 5,907,512	$ 3,854,004
Net cash used in operating activities			3,830,292	$ 374,024	1,878,276	274,670
Working capital deficit					288,439
Accumulated deficit	$ 33,274,094		$ 33,274,094		$ 15,269,845	$ 9,362,333